Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2017	2016	2015
Current income tax expense:
Puerto Rico	$17,356	$11,031	$16,675
Federal and States	6,046	7,059	7,281
Subtotal	23,402	18,090	23,956
Deferred income tax expense (benefit):
Puerto Rico	31,132	36,423	63,808
Federal and States	7,938	24,271	(582,936)
Adjustment for enacted changes in income tax laws	168,358	-	-
Subtotal	207,428	60,694	(519,128)
Total income tax expense (benefit)	$230,830	$78,784	$(495,172)

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
	December 31, 2017
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$16,069	$7,979	$24,048
Net operating loss and other carryforward available	115,512	708,158	823,670
Postretirement and pension benefits	85,488	-	85,488
Deferred loan origination fees	3,669	958	4,627
Allowance for loan losses	603,462	20,708	624,170
Deferred gains	-	2,670	2,670
Accelerated depreciation	1,300	7,083	8,383
Intercompany deferred (loss) gains	224	-	224
Difference in outside basis from pass-through entities
	30,424	-	30,424
Other temporary differences	25,084	6,901	31,985
Total gross deferred tax assets	881,232	754,457	1,635,689
Deferred tax liabilities:
FDIC-assisted transaction	60,402	-	60,402
Indefinite-lived intangibles	31,973	33,009	64,982
Unrealized net gain on trading and available-for-sale securities	26,364	(7,961)	18,403
Other temporary differences	9,876	386	10,262
Total gross deferred tax liabilities	128,615	25,434	154,049
Valuation allowance	67,263	380,561	447,824
Net deferred tax asset	$685,354	$348,462	$1,033,816

	December 31, 2016
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$16,552	$1,958	$18,510
Net operating loss and other carryforward available	112,929	1,125,293	1,238,222
Postretirement and pension benefits	94,741	-	94,741
Deferred loan origination fees	4,335	2,287	6,622
Allowance for loan losses	628,127	20,980	649,107
Deferred gains	-	4,884	4,884
Accelerated depreciation	605	9,223	9,828
Intercompany deferred (loss) gains	2,496	-	2,496
Difference between the assigned values and the tax basis of assets and
liabilities recognized in purchase business combinations	13,160	-	13,160
Other temporary differences	16,417	14,710	31,127
Total gross deferred tax assets	889,362	1,179,335	2,068,697
Deferred tax liabilities:
FDIC-assisted transaction	58,363	-	58,363
Indefinite-lived intangibles	28,412	45,562	73,974
Unrealized net gain on trading and available-for-sale securities	30,334	(8,999)	21,335
Other temporary differences	7,892	585	8,477
Total gross deferred tax liabilities	125,001	37,148	162,149
Valuation allowance	46,951	617,336	664,287
Net deferred tax asset	$717,410	$524,851	$1,242,261

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2018	$446
2019	648
2021	46
2022	1,166
2023	901
2024	10,736
2025	14,057
2026	11,608
2027	48,044
2028	291,773
2029	101,969
2030	105,219
2031	86,474
2032	16,053
2033	464
2034	66,268
2037	6,165
$762,037

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2016	$9.0
Additions for tax positions related to 2016	1.1
Additions for tax positions taken in prior years	0.3
Reduction as a result of lapse of statute of limitations	(3.0)
Balance at December 31, 2016	$7.4
Additions for tax positions related to 2017	1.1
Reduction as a result of lapse of statute of limitations	(0.9)
Reduction as a result of settlements	(0.3)
Balance at December 31, 2017	$7.3

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2017		2016		2015
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$132,020	39%	$114,792	39%	$155,542	39%
Benefit of net tax exempt interest income	(76,815)	(23)	(63,053)	(22)	(60,049)	(15)
Effect of income subject to preferential tax rate	(13,104)	(4)	11,155	4	(10,010)	(3)
Deferred tax asset valuation allowance	20,882	6	16,585	6	(586,159)	(147)
Difference in tax rates due to multiple jurisdictions	(2,217)	(1)	(4,092)	(1)	(3,008)	(1)
Adjustment in net deferred tax due to change in tax law	168,358	50	-	-	-	-
Unrecognized tax benefits	(1,185)	-	(4,442)	(2)	-	-
State and local taxes	4,123	1	9,081	3	4,543	1
Others	(1,232)	-	(1,242)	-	3,969	1
Income tax expense (benefit)	$230,830	68%	$78,784	27%	$(495,172)	(125)%